NOTE 2 FIXED ASSETS - FIXED ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Furniture & Equipment	$ 88,051	$ 102,920
Capitalized Leases	29,220	29,220
Gross Fixed Assets	117,271	132,140
Less: Accumulated Depreciation	(81,850)	(72,025)
Net Fixed Assets	$ 35,421	$ 60,115